                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
Address: 150 King Street, West, Suite 2108
         P.O. Box 52
         Toronto, Ontario, Canada, M5H 1J9

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas M. Jones
Title:     President
Phone:     416-366-1122 ext 224

Signature, Place, and Date of Signing:

     Douglas M. Jones      Toronto, Ontario, Canada     November 10, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $290,810
                                       (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                     SHARES OR                               VOTING AUTHORITY
                        TITLE OF             VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER           CLASS     CUSIP   (x$1,000)  AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------          -------- --------- --------- --------- --- ---- ---------- -------- ------ ------ ----
KRAFT FOODS INC........ CL A     50075N104 $ 11,922   375375   sh          Sole             375375
ROGERS COMMUNICATIONS
 INC................... CL B     775109200 $  9,821   255015   sh          Sole             255015
TECK RESOURCES LTD..... CL B     878742204 $  7,248   171265   sh          Sole             171265
ABBOTT LABS............ COM        2824100 $  5,763   107195   sh          Sole             107195
AGRIUM INC............. COM        8916108 $      8      100   sh          Sole                100
BANK NOVA SCOTIA
 HALIFAX............... COM       64149107 $ 10,960   199560   sh          Sole             199560
BARRICK GOLD CORP...... COM       67901108 $ 23,608   496485   sh          Sole             496485
CANADIAN NAT RES LTD... COM      136385101 $     92     2570   sh          Sole               2570
CANADIAN NATL RY CO.... COM      136375102 $    168     2545   sh          Sole               2545
CANADIAN PAC RY LTD.... COM      13645T100 $  4,476    71212   sh          Sole              71212
CDN IMPERIAL BK OF
 COMMERCE.............. COM      136069101 $     21      280   sh          Sole                280
CENOVUS ENERGY INC..... COM      15135U109 $    104     3500   sh          Sole               3500
CLOROX CO DEL.......... COM      189054109 $  5,372    78183   sh          Sole              78183
COCA COLA CO........... COM      191216100 $  6,683   110965   sh          Sole             110965
ENBRIDGE INC........... COM      29250N105 $  1,211    22465   sh          Sole              22465
ENCANA CORP............ COM      292505104 $    109     3500   sh          Sole               3500
HEWLETT PACKARD CO..... COM      428236103 $  6,927   159970   sh          Sole             159970
KELLOGG CO............. COM      487836108 $  7,452   143345   sh          Sole             143345
MANULIFE FINL CORP..... COM      56501R106 $     31     2400   sh          Sole               2400
MCDONALDS CORP......... COM      580135101 $  9,132   119080   sh          Sole             119080
MEDTRONIC INC.......... COM      585055106 $  5,540   160305   sh          Sole             160305
MICROSOFT CORP......... COM      594918104 $     13      500   sh          Sole                500
NORFOLK SOUTHERN
 CORP.................. COM      655844108 $  6,658   108700   sh          Sole             108700
PEPSICO INC............ COM      713448108 $     10      150   sh          Sole                150
PROCTER & GAMBLE CO.... COM      742718109 $  6,434   104248   sh          Sole             104248
STRYKER CORP........... COM      863667101 $  4,178    81115   sh          Sole              81115
SUN LIFE FINL INC...... COM      866796105 $  5,521   205075   sh          Sole             205075
SUNCOR ENERGY INC
 NEW................... COM      867224107 $  9,514   283995   sh          Sole             283995
THOMSON REUTERS
 CORP.................. COM      884903105 $  8,664   223988   sh          Sole             223988
TIM HORTONS INC........ COM      88706M103 $ 11,857   316362   sh          Sole             316362
TRANSCANADA CORP....... COM      89353D107 $ 12,474   326801   sh          Sole             326801
WAL MART STORES INC.... COM      931142103 $ 10,200   185177   sh          Sole             185177
DISNEY WALT CO......... COM DIS  254687106 $      2       45   sh          Sole                 45
BCE INC................ COM NEW  05534B760 $  9,257   276485   sh          Sole             276485
TORONTO DOMINION BK
 ONT................... COM NEW  891160509 $ 12,332   165640   sh          Sole             165640
ISHARES TR............. DJ MED   464288810 $  2,868    51710   sh          Sole              51710
ISHARES TR............. HIGH YL  464288513 $     67      725   sh          Sole                725
ISHARES TR............. IBOXX I  464287242 $     75      645   sh          Sole                645
ISHARES TR............. MSCI EA  464287465 $ 10,093   178570   sh          Sole             178570
ISHARES TR............. MSCI EM  464287234 $ 14,904   323465   sh          Sole             323465
TELUS CORP............. NON-VTG  87971M202 $  8,855   203040   sh          Sole             203040
CARNIVAL CORP.......... PAIRED   143658300 $     14      345   sh          Sole                345
SELECT SECTOR SPDR TR.. SBI CON  81369Y308 $  1,776    61883   sh          Sole              61883
SIEMENS A G............ SPONSOR  826197501 $  6,924    63830   sh          Sole              63830
PENN WEST ENERGY TR.... TR UNIT  707885109 $  8,737   423725   sh          Sole             423725
UNITED STATES NATL GAS
 FUND.................. UNIT     912318102 $      3      500   sh          Sole                500
POWERSHARES QQQ
 TRUST................. UNIT SE  73935A104 $ 13,358   264495   sh          Sole             264495
ENERPLUS RES FD........ UNIT TR  29274D604 $  9,374   353735   sh          Sole             353735
                                           $290,810